PRAXIS MUTUAL FUNDS

On behalf of Praxis Genesis Conservative Portfolio (the “Portfolio”), a series of Praxis Mutual Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for the Portfolio, dated May 9, 2017. The prospectus supplement was filed with the U.S. Securities and Exchange Commission on May 9, 2017 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001193125-17-163610) and is incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document